OTHER DEFERRED LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER DEFERRED LIABILITIES
OTHER DEFERRED LIABILITIES

($000s)	Finance lease obligation	Deferred lease inducements	Onerous Contracts	Deferred financing obligations(1)	Deferred gain(1)	Deferred Capital Obligation(1)	Total
Balance, December 31, 2016	$8,429	$2,387	$—	$7,525	$10,706	$21,890	$50,937
Deferred lease inducements	—	(366)	—	—	—	—	(366)
Payments on finance lease	(1,538)	—	—	—	—	—	(1,538)
Drawdown deferred financing obligations	—	—	—	(6,020)	—	—	(6,020)
Drawdown deferred capital obligations	—	—	—	—	—	(14,693)	(14,693)
Change in estimate	—	—	—	—	2,314	(2,442)	(128)
Balance, December 31, 2017	$6,891	$2,021	$—	$1,505	$13,020	$4,755	$28,192
Deferred lease inducements	—	(332)	—	—	—	—	(332)
Payments on finance lease	(1,170)	—	—	—	—	—	(1,170)
Loss on onerous contracts	—	—	5,362	—	—	—	5,362
Drawdown deferred financing obligations	—	—	—	(1,505)	—	—	(1,505)
Drawdown deferred capital obligations	—	—	—	—	—	(4,755)	(4,755)
Realized deferred gain	$—	$—	$—	$—	$(13,020)	$—	$(13,020)
Balance, December 31, 2018	$5,721	$1,689	$5,362	$—	$—	$—	$12,772

Current portion of other deferred liabilities	$476	$340	$1,093	$—	$—	$—	$1,909
Long term portion of other deferred liabilities	$5,245	$1,349	$4,269	$—	$—	$—	$10,863
(1) Bellatrix recognized a deferred financing obligation, a deferred gain and a deferred capital obligation pursuant to the sale of a 35% working interest in the Alder Flats Plant in 2016. The Phase 2 expansion project of the Alder Flats Plant was fully commissioned and began selling volumes mid-March 2018.
Onerous contracts result from unfavourable leases in which the unavoidable costs of meeting the obligations under the contracts exceed the economic benefits expected to be received. As at December 31, 2018, the Company recorded a provision of $5.4 million related to unoccupied office lease premises representing the minimum future payments that the Company is required to make. The onerous contract provision is expected to be settled in periods up to and including the year 2024.
Finance Lease Obligations
Finance leases are for the use of certain constructed facilities. The agreements expire in years 2030 to 2032, or earlier if certain circumstances are met. At the end of the term of each agreement, the ownership of the facilities is transferred to the Company. Assets under these finance leases at December 31, 2018 totaled $15.3 million (2017: $15.3 million, 2016: $15.3 million) with accumulated depreciation of $5.0 million (2017: $4.4 million, 2016: $3.7 million).
The following is a schedule of future minimum lease payments under the finance lease obligations:

Year ending December 31,	($000s)
2019	$1,317
2020	1,240
2021	1,164
2022	1,088
2023	1,011
Thereafter	5,514
Total lease payments	11,334
Amount representing implicit interest at 15.28%	(5,613)
Total lease obligation at December 31, 2018	$5,721